                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                         Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
		Pioneer AMT-Free Municipal Fund
		Schedule of Investments 3/31/16 (unaudited)
Principal Amount ($)	Floating Rate (b)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.1%
		Diversified Financials - 3.1%
		Other Diversified Financial Services - 3.1%
35,000,000		U.S. Treasury Bills, 4/28/16 (c)	$34,995,485
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $34,994,842)	$34,995,485

		MUNICIPAL BONDS - 93.8% (d)
		Arizona - 2.1%
5,145,000		Arizona Health Facilities Authority, Banner Health-Series D, 5.5%, 1/1/38	$5,511,067
10,000,000		City of Mesa Arizona Utility System Revenue, 3.25%, 7/1/29	10,484,200
5,000,000		City of Phoenix Arizona, 4.0%, 7/1/21 (e)	5,707,450
1,000,000		Maricopa County Pollution Control Corp., Southern California Ed Co-A, 5.0%, 6/1/35	1,119,650
19,000		The Industrial Development Authority of the County of Pima, Ariz Charter Schools Project-Series C, 6.75%, 7/1/31	19,067
500,000		The Industrial Development Authority of the County of Pima, Paradise Ed Center Project, 6.1%, 6/1/45	521,230
			$23,362,664
		California - 9.3%
10,000,000		Alameda Corridor Transportation Authority, 10/1/31 (c)	$5,822,500
2,260,000		Anaheim Public Financing Authority, 9/1/22 (c)	1,971,873
12,595,000		Anaheim Public Financing Authority, 9/1/36 (c)	5,805,036
20,000,000		California County Tobacco Securitization Agency, Cap Apprec., Stanislaus-Sub A, 6/1/46 (c)	2,323,400
3,235,000		California County Tobacco Securitization Agency, Cap Apprec-Asset-Backed-Gold Country, 6/1/33 (c)	1,102,488
6,400,000		California Educational Facilities Authority, Stanford University, Series U6, 5.0%, 5/1/45	8,871,872
2,345,000		California Municipal Finance Authority, 5.25%, 2/1/37	2,401,702
1,655,000		California Municipal Finance Authority, 5.25%, 2/1/37 (Pre-Refunded)	1,719,297
3,575,000		California Statewide Communities Development Authority, 6.0%, 8/15/42	4,281,778
4,875,000		California Statewide Communities Development Authority, CHF Irvine LLC-UCI East, 5.0%, 5/15/30	4,900,984
4,000,000		California Statewide Communities Development Authority, Insured-Enloe Medical Center, 5.75%, 8/15/38	4,473,880
10,000,000		California Statewide Communities Development Authority, Insured-St Joseph-B, 5.75%, 7/1/47	11,006,900
5,000,000		City of San Francisco California Public Utilities Commission Water Revenue, 4.0%, 11/1/33	5,516,150
7,000,000		City of San Francisco California Public Utilities Commission Water Revenue, 4.0%, 11/1/34	7,687,120
270,000		Franklin-Mckinley School District, 6.0%, 7/1/16 (e)	273,710
2,100,000		Fresno Joint Powers Financing Authority, Exhibit Hall Expansion Project, 4.75%, 9/1/28	2,100,420
15,000,000		Golden State Tobacco Securitization Corp., 5.125%, 6/1/47	13,850,550
3,000,000		Long Beach Bond Finance Authority, 5.5%, 11/15/37	3,845,880
2,180,000		Pomona Unified School District, 6.55%, 8/1/29 (e)	2,937,550
3,000,000		Rialto Redevelopment Agency, 6.25%, 9/1/37	3,300,030
1,500,000		San Jose Evergreen Community College District, 5.0%, 8/1/41 (e)	1,763,970
1,500,000		Santa Cruz County Redevelopment Agency, 6.625%, 9/1/29	1,745,625
1,405,000		Santa Maria Joint Union High School District, Cap-Aprec. Election 2004, 8/1/27 (c)(e)	1,001,723
3,750,000		Tobacco Securitization Authority of Southern California, 5.0%, 6/1/37	3,696,750
1,125,000		Tobacco Securitization Authority of Southern California, 5.125%, 6/1/46	1,106,415
			$103,507,603
		Colorado - 0.9%
2,750,000	5.25	Colorado Health Facilities Authority, Adventist Health/Sunbelt-D, Floating Rate Note, 11/15/35	$2,825,955
2,500,000		Regional Transportation District, Denver Trans. Partners, 6.0%, 1/15/26	2,905,600
1,250,000		Regional Transportation District, Denver Trans. Partners, 6.0%, 1/15/34	1,446,675
1,000,000		Regional Transportation District, Denver Trans. Partners, 6.0%, 1/15/41	1,157,340
2,000,000		Regional Transportation District, Denver Trans. Partners, 6.5%, 1/15/30	2,364,460
			$10,700,030
		Connecticut - 0.3%
3,000,000		The Metropolitan District, 3.0%, 3/1/29 (e)	$3,172,740

		Delaware - 0.5%
5,000,000		Delaware State Economic Development Authority, Exempt Facility-Indian River Power, 5.375%, 10/1/45	$5,208,050

		District of Columbia - 1.6%
10,000,000		District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40	$10,050,500
7,950,000		District of Columbia, Deed Tax-Housing Production Tr Fd-Series A, 4.25%, 6/1/37	8,034,508
			$18,085,008
		Florida - 3.5%
445,000		County of Madison Florida, First Mortgage-Twin Oaks Project-Series A, 6.0%, 7/1/25	$266,924
5,000,000		County of Miami-Dade Florida Aviation Revenue, 5.5%, 10/1/41	5,607,200
3,000,000		Escambia County Health Facilities Authority, Baptist hospital Inc Project-A, 6.0%, 8/15/36	3,416,220
1,390,000		Florida Development Finance Corp., Renaissance Charter school-A, 6.0%, 9/15/30	1,464,699
5,000,000		Florida's Turnpike Enterprise, Dept Transportation-Series A, 4.0%, 7/1/30	5,551,900
3,400,000		St. Johns County Industrial Development Authority, Presbyterian Retirement-Series A, 6.0%, 8/1/45	3,811,434
10,000,000		State of Florida, 3.0%, 6/1/29 (e)	10,413,500
8,000,000		State of Florida, 3.0%, 6/1/30 (e)	8,263,760
			$38,795,637
		Georgia - 2.6%
5,750,000		Burke County Development Authority, Oglethorpe Power Corp Vogtle-E, 7.0%, 1/1/23	$6,317,238
10,000,000		Forsyth County Water & Sewerage Authority, 5.0%, 4/1/41	11,853,200
2,000,000	2.00	Monroe County Development Authority, GA Power Co. Plant-Scherer, Floating Rate Note, 7/1/25	2,037,480
2,750,000		Private Colleges & Universities Authority, Emory University-Series A, 5.0%, 10/1/43	3,188,982
5,000,000		State of Georgia, 4.0%, 10/1/22 (e)	5,852,450
			$29,249,350
		Illinois - 2.4%
1,000,000		Illinois Finance Authority, American Water Capital Corp. Project, 5.25%, 5/1/40	$1,084,640
5,000,000		Illinois Finance Authority, Centegra Health System, Series A, 5.0%, 9/1/42	5,470,050
5,000,000		Illinois Finance Authority, Roosevelt University Project, 6.5%, 4/1/39	5,500,500
4,000,000		Illinois Finance Authority, Silver Cross Hospital & Medical Centers, 5.5%, 8/15/30	4,244,160
5,000,000		Metropolitan Pier & Exposition Authority, McCormick Pl Convention, 7.0%, 7/1/26 (Pre-Refunded)	6,639,350
3,000,000		Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/28	3,593,490
			$26,532,190
		Indiana - 0.5%
2,000,000		Indiana Bond Bank, Special Prog-Hendricks Regional Health-A, 5.5%, 2/1/29	$2,214,720
3,000,000		Indiana University, 4.0%, 6/1/42	3,228,810
310,000		Indianapolis Local Public Improvement Bond Bank, 6.0%, 1/10/20	337,705
			$5,781,235
		Louisiana - 2.1%
6,000,000		Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$6,847,860
245,000		Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, 5.25%, 12/1/18	252,916
7,250,000		Louisiana Public Facilities Authority, 5.5%, 5/15/47	7,535,795
2,750,000		Louisiana Public Facilities Authority, 5.5%, 5/15/47 (Pre-Refunded)	2,899,462
500,000		Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24	592,395
400,000		Louisiana State Citizens Property Insurance Corp., 5.0%, 6/1/24	472,848
5,160,000		Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	5,207,988
			$23,809,264
		Maine - 1.1%
4,500,000		Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.75%, 7/1/36	$5,116,905
3,040,000		Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 6.95%, 7/1/41	3,483,232
2,745,000		University of Maine, 5.0%, 3/1/25	3,422,137
			$12,022,274
		Maryland - 3.9%
3,000,000		County of Frederick Maryland, Mount St Mary University, 5.625%, 9/1/38	$3,009,960
400,000		Maryland Economic Development Corp., 5.0%, Sr Lien-Chesapeake Bay - Series A, 12/1/16 (e)	239,848
900,000		Maryland Economic Development Corp., 5.0%, Sr Lien-Chesapeake Bay - Series B, 12/1/16 (e)	539,658
2,000,000		Maryland Economic Development Corp., Potomac, 6.2%, 9/1/22	2,290,960
6,250,000		Maryland Health & Higher Educational Facilities Authority, Ascension Health-Series B, 5.0%, 11/15/51	7,004,562
6,350,000		State of Maryland, 3.0%, 3/1/30 (e)	6,601,778
3,500,000		State of Maryland, 4.5%, 8/1/19 (e)	3,917,690
10,000,000		State of Maryland, 5.0%, 3/1/21 (e)	11,872,300
3,880,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/43	4,199,984
3,735,000		Washington Suburban Sanitary Commission, 4.0%, 6/1/44	4,040,224
			$43,716,964
		Massachusetts - 17.2%
5,075,000		City of Cambridge Massachusetts, 3.0%, 2/15/35 (e)	$5,166,959
2,720,000		City of Cambridge Massachusetts, 4.0%, 2/15/25	3,260,110
1,375,000		City of Cambridge Massachusetts, 4.0%, 2/15/26	1,659,735
6,400,000	0.96	Commonwealth of Massachusetts, Floating Rate Note, 11/1/25 (e)	6,252,672
1,300,000		Concord & Carlisle Regional School District Massachusetts, 3.0%, 3/15/29 (e)	1,354,093
1,300,000		Concord & Carlisle Regional School District Massachusetts, 3.0%, 3/15/31 (e)	1,332,045
1,300,000		Concord & Carlisle Regional School District Massachusetts, 3.0%, 3/15/32 (e)	1,327,391
1,300,000		Concord & Carlisle Regional School District Massachusetts, 3.0%, 3/15/33 (e)	1,322,711
5,000,000		Massachusetts Department of Transportation, 1/1/28 (c)	3,795,300
4,000,000		Massachusetts Development Finance Agency, 5.0%, Boston University-Series X, 10/1/48	4,587,000
10,000,000		Massachusetts Development Finance Agency, 5.25%, 4/1/37	11,598,600
5,000,000		Massachusetts Development Finance Agency, 5.5%, 7/1/44	5,500,150
1,275,000		Massachusetts Development Finance Agency, Adventcare Project-Series A, 6.25%, 10/15/17	1,329,889
1,000,000		Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/21	1,180,630
1,000,000		Massachusetts Development Finance Agency, Babson College, 5.0%, 10/1/22	1,170,140
1,000,000		Massachusetts Development Finance Agency, Berkshire Health System-Series G, 5.0%, 10/1/30	1,116,830
1,980,000		Massachusetts Development Finance Agency, Broad Institute -Series A, 5.375%, 4/1/41	2,299,037
500,000		Massachusetts Development Finance Agency, Evergreen Center, Inc., 5.5%, 1/1/35	500,515
1,000,000		Massachusetts Development Finance Agency, Foxborough Regional Charter School-A, 7.0%, 7/1/42	1,141,270
4,000,000		Massachusetts Development Finance Agency, Lowell General Hospital-Series G, 5.0%, 7/1/44	4,322,520
400,000		Massachusetts Development Finance Agency, Milford Regional Medical Center-Series F, 5.625%, 7/15/36	445,264
500,000		Massachusetts Development Finance Agency, Milford Regional Medical Center-Series F, 5.75%, 7/15/43	557,830
2,000,000		Massachusetts Development Finance Agency, Northeastern University, 4.0%, 10/1/35	2,110,060
450,000		Massachusetts Development Finance Agency, Northeastern University-Series A, 5.0%, 3/1/39	513,670
2,700,000		Massachusetts Development Finance Agency, Partners Healthcare Systems, 4.0%, 7/1/45	2,847,285
9,930,000		Massachusetts Development Finance Agency, Partners Healthcare Systems, 5.0%, 7/1/31	11,986,702
1,000,000		Massachusetts Development Finance Agency, Tufts Medical Center-Series I, 6.75%, 1/1/36	1,176,920
1,000,000		Massachusetts Development Finance Agency, Tufts University, 4.0%, 8/15/38	1,065,140
1,000,000		Massachusetts Development Finance Agency, UMass Memorial-Series H, 5.125%, 7/1/26	1,131,000
6,185,000		Massachusetts Development Finance Agency, WGBH Educational Foundation -Series A, 5.75%, 1/1/42	7,993,061
1,680,000		Massachusetts Development Finance Agency, Wheelock College-Series C, 5.25%, 10/1/29	1,770,199
3,320,000		Massachusetts Development Finance Agency, Wheelock College-Series C, 5.25%, 10/1/37	3,493,968
1,585,000		Massachusetts Development Finance Agency, Whitehead Inst Biomedical Research, 5.0%, 6/1/25	1,866,052
4,200,000		Massachusetts Development Finance Agency, Williams College-Series P, 5.0%, 7/1/43	4,919,502
2,500,000		Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 4.0%, 9/1/49	2,593,525
1,250,000		Massachusetts Development Finance Agency, Worcester Polytechnic Institute, 5.0%, 9/1/50	1,401,875
3,220,000		Massachusetts Health & Educational Facilities Authority, Boston Medical Center, 5.25%, 7/1/38	3,375,623
395,000		Massachusetts Health & Educational Facilities Authority, Boston Medical Center, 5.25%, 7/1/38 (Pre-Refunded)	434,018
3,400,000		Massachusetts Health & Educational Facilities Authority, Harvard University-Series A, 5.5%, 11/15/36	3,810,754
2,335,000		Massachusetts Health & Educational Facilities Authority, Mass Eye & Ear Infirmary - Series C, 5.375%, 7/1/35	2,604,973
12,000,000		Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series K, 5.5%, 7/1/32	16,990,680
1,000,000		Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology -Series O, 5.5%, 7/1/36 (Pre-Refunded)	1,105,530
2,000,000		Massachusetts Health & Educational Facilities Authority, Northeastern University-Series T-2, 4.125%, 10/1/37	2,122,260
1,000,000		Massachusetts Port Authority, 5.0%, 7/1/32	1,178,320
1,000,000		Massachusetts Port Authority, 5.0%, 7/1/33	1,178,320
7,000,000		Massachusetts School Building Authority, 5.0%, 8/15/29	8,477,140
3,975,000		Massachusetts State College Building Authority, 5.0%, 5/1/28	4,756,246
2,420,000		Massachusetts Water Resources Authority, 5.25%, 8/1/36	3,302,453
5,000,000		Town of Braintree Massachusetts, 5.0%, 5/15/25 (e)	6,387,700
2,000,000		Town of Chatham Massachusetts, 3.5%, 6/15/37 (e)	2,064,120
1,875,000		Town of Lexington Massachusetts, 4.0%, 2/15/21 (e)	2,132,738
1,535,000		Town of Plymouth Massachusetts, 3.375%, 5/1/32 (e)	1,631,306
1,265,000		Town of Plymouth Massachusetts, 3.5%, 5/1/35 (e)	1,333,942
1,590,000		Town of Reading Massachusetts, 3.0%, 4/15/20 (e)	1,711,063
1,385,000		Town of Reading Massachusetts, 3.0%, 4/15/22 (e)	1,523,611
1,625,000		Town of Reading Massachusetts, 3.0%, 4/15/23 (e)	1,799,688
1,000,000		Town of Wellesley Massachusetts, 4.0%, 6/1/41 (e)	1,090,480
4,000,000		Town of Wellesley Massachusetts, 4.0%, 6/1/45 (e)	4,331,720
4,500,000		Town of Wilmington Massachusetts, 4.0%, 3/15/37 (e)	4,756,275
2,500,000		University of Massachusetts Building Authority, 5.0%, 11/1/39	2,938,575
4,160,000		Woods Hole Marthas Vineyard & Nantucket Steamship Authority, 4.0%, 3/1/28	4,769,274
			$191,896,459
		Michigan - 0.3%
3,125,000		Michigan Public Educational Facilities Authority, Ltd Oblig-David Ellis-West Project, 5.875%, 6/1/37	$3,137,969

		Minnesota - 0.6%
600,000		University of Minnesota, 4.0%, 1/1/20	$666,786
1,000,000		University of Minnesota, 4.0%, 1/1/29	1,139,820
860,000		University of Minnesota, 4.0%, 1/1/30	973,658
2,875,000		University of Minnesota, 5.0%, 4/1/33	3,522,651
			$6,302,915
		Mississippi - 0.3%
2,750,000		County of Warren Mississippi, International Paper Co-Series A, 5.8%, 5/1/34	$3,123,038

		Missouri - 1.5%
2,500,000		Health & Educational Facilities Authority of the State of Missouri, CoxHealth Hospital, Series A, 5.0%, 11/15/35	$2,870,075
4,000,000		Health & Educational Facilities Authority of the State of Missouri, Mercy Health-Series F, 4.0%, 11/15/45	4,168,800
2,000,000		Missouri Development Finance Board, City of Indepenence - Annual Appropriation Sewer System, 5.25%, 11/1/42	2,248,280
75,000		Missouri State Environmental Improvement & Energy Resources Authority, Unrefunded Bal-St Revolving, 5.125%, 1/1/20	75,305
5,500,000		University of Missouri, 5.0%, 11/1/25	7,008,375
			$16,370,835
		New Hampshire - 0.8%
5,000,000		New Hampshire Health and Education Facilities Authority Act, Southern NH Medical Center-Series A, 5.0%, 10/1/32	$5,259,400
3,750,000		New Hampshire Health and Education Facilities Authority Act, Southern NH Medical Center-Series A, 5.0%, 10/1/37	3,935,362
			$9,194,762
		New Jersey - 1.6%
475,000		New Jersey Economic Development Authority, First Mortgage-Seashore Gardens Project, 5.3%, 11/1/26	$434,221
5,000,000		New Jersey Educational Facilities Authority, 5.0%, 7/1/27	6,484,550
3,000,000		New Jersey Educational Facilities Authority, Princeton University-Series B, 5.0%, 7/1/39	3,447,960
5,115,000		New Jersey Health Care Facilities Financing Authority, Trinitas Hospital Oblig Grp-Series A, 5.25%, 7/1/30	5,322,925
2,000,000		New Jersey Transportation Trust Fund Authority, Transportation System-Series A, 5.5%, 6/15/41	2,180,780
			$17,870,436
		New York - 2.7%
2,500,000		Albany Industrial Development Agency, St Peters Hospital Project-Series A, 5.25%, 11/15/32	$2,684,100
10,000,000		New York Counties Tobacco Trust V, 6/1/38 (c)	2,572,400
3,250,000		New York State Dormitory Authority, 5.0%, 10/1/45	4,532,482
5,015,000		New York State Dormitory Authority, 5.0%, 3/15/31	6,060,076
5,030,000		New York State Dormitory Authority, Columbia University, 5.0%, 10/1/41	5,810,706
5,515,000		New York State Dormitory Authority, Insured-FIT Student Housing Corp., 5.25%, 7/1/24	6,521,818
1,500,000		Port Authority of New York & New Jersey, Consolidated Ninety-Third Series, 6.125%, 6/1/94	1,896,840
			$30,078,422
		North Carolina - 2.1%
3,000,000		City of Charlotte North Carolina Storm Water Revenue, 4.0%, 12/1/43	$3,260,790
2,000,000		City of Raleigh North Carolina, 5.0%, 9/1/20 (e)	2,344,760
6,565,000		City of Raleigh North Carolina, 5.0%, 9/1/28	8,746,353
2,500,000		State of North Carolina, 5.0%, 6/1/27	3,236,150
5,000,000		State of North Carolina, 5.0%, 6/1/28	6,434,750
			$24,022,803
		North Dakota - 0.5%
5,000,000		County of McLean North Dakota, Great River Energy-Series B, 5.15%, 7/1/40	$5,325,750

		Ohio - 3.8%
10,000,000		Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34	$9,323,000
7,000,000		Buckeye Tobacco Settlement Financing Authority, 6.5%, 6/1/47	6,971,370
1,500,000		County of Cuyahoga Ohio, Eliza Jennings Sr Care-Series A, 6.0%, 5/15/37	1,524,270
1,500,000		County of Cuyahoga Ohio, Eliza Jennings Sr Care-Series A, 6.0%, 5/15/42	1,523,445
800,000		County of Lake Ohio, 6.0%, 8/15/43	877,080
4,200,000		County of Lake Ohio, 6.0%, 8/15/43 (Pre-Refunded)	4,709,796
10,000,000		JobsOhio Beverage System, 5.0%, 1/1/38	11,396,900
5,000,000		State of Ohio, Common Schools, Series B, 5.0%, 6/15/29 (e)	6,003,350
			$42,329,211
		Oklahoma - 0.4%
4,240,000		McGee Creek Authority, 6.0%, 1/1/23	$4,713,566

		Oregon - 0.8%
3,000,000		Deschutes & Jefferson Counties School District No 2J Redmond Oregon, 3.0%, 6/15/32 (e)	$3,090,270
2,000,000		Multnomah County School District No 40, 6/15/30 (c)(e)	1,282,940
2,000,000		Multnomah County School District No 40, 6/15/31 (c)(e)	1,233,320
1,715,000		Multnomah County School District No 40, 6/15/32 (c)(e)	1,018,401
1,500,000		Oregon Health & Science University, 5.0%, 7/1/28	1,877,250
			$8,502,181
		Pennsylvania - 3.3%
50,000		Allentown Area Hospital Authority, Sacred Heart Hospital, 6.0%, 11/15/16 (Pre-Refunded)	$51,686
5,250,000	3.50	Beaver County Industrial Development Authority, FirstEnergy Nuclear-Series B, Floating Rate Note, 12/1/35	5,405,978
4,095,000		Dauphin County General Authority, 5.0%, 6/1/42	4,489,963
1,000,000		Montgomery County Industrial Development Authority Pennsylvania, Foulkeways At Gwynedd Project-Series A, 5.0%, 12/1/24	1,005,920
1,000,000		Montgomery County Industrial Development Authority Pennsylvania, Foulkeways At Gwynedd Project-Series A, 5.0%, 12/1/30	1,005,340
1,000,000		Pennsylvania Higher Educational Facilities Authority, Edinboro University Foundation, 6.0%, 7/1/43	1,078,600
11,500,000	0.87	Pennsylvania Higher Educational Facilities Authority, Foundation Indiana University PA-Series A, Floating Rate Note, 7/1/39	9,102,710
4,750,000		Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, 5.0%, 9/1/39	5,428,395
1,000,000		Pennsylvania Higher Educational Facilities Authority, University Pptys., Inc., East Stroudsburg, 5.0%, 7/1/42	1,031,560
5,000,000		Pennsylvania Turnpike Commission, 5.3%, 12/1/41	5,555,100
2,500,000		Philadelphia Authority for Industrial Development, Children's Hospital Philadelphia Project Series A, 5.0%, 7/1/42	2,880,675
			$37,035,927
		Puerto Rico - 0.3%
5,000,000		Commonwealth of Puerto Rico, 8.0%, 7/1/35	$3,450,050

		South Carolina - 1.5%
5,000,000		County of Florence South Carolina, 4.0%, 6/1/20 (e)	$5,586,350
1,000,000		SCAGO Educational Facilities Corp for Pickens School District, 3.25%, 12/1/28	1,034,540
8,265,000		South Carolina State Public Service Authority, Santee Cooper-Series D, 5.0%, 12/1/43	9,213,574
500,000		State of South Carolina, 5.0%, 4/1/20 (e)	579,080
			$16,413,544
		South Dakota - 0.0%+
65,000		South Dakota Conservancy District, St Revolving Fd-Series A, 5.625%, 8/1/17 (Pre-Refunded)	$65,292

		Texas - 11.7%
7,100,000		Central Texas Regional Mobility Authority, 1/1/25 (c)	$5,267,987
3,550,000		Central Texas Regional Mobility Authority, 1/1/26 (c)	2,531,079
3,000,000		Central Texas Regional Mobility Authority, 1/1/27 (c)	2,039,970
2,500,000		Central Texas Regional Mobility Authority, 6.75%, 1/1/41	3,040,500
5,000,000		City of Pearland Texas, 4.0%, 3/1/29 (e)	5,465,850
11,900,000		Dallas Area Rapid Transit, 5.0%, 12/1/33	14,307,608
8,285,000		Dallas Area Rapid Transit, 5.25%, 12/1/29	10,921,701
10,000,000		Dallas County Utility & Reclamation District, 5.375%, 2/15/29 (e)	10,317,600
5,080,000		Eagle Mountain & Saginaw Independent School District, 3.0%, 8/15/29 (e)	5,265,877
1,000,000		Harris County Cultural Education Facilities Finance Corp., YMCA Gtr Houston Area-Series, 5.0%, 6/1/28	1,123,040
500,000		Harris County Cultural Education Facilities Finance Corp., YMCA Gtr Houston Area-Series, 5.0%, 6/1/33	548,150
2,750,000		Houston Higher Education Finance Corp., Rice University Project-Series A, 5.0%, 5/15/35	3,127,932
5,000,000		Lubbock-Cooper Independent School District, 4.0%, 2/15/49 (e)	5,357,100
4,000,000		North Texas Tollway Authority, 5.0%, 1/1/30	4,760,600
5,000,000		North Texas Tollway Authority, 5.0%, 1/1/35	5,785,200
2,000,000		North Texas Tollway Authority, 5.0%, 1/1/38	2,249,060
7,525,000		State of Texas, 5.0%, 4/1/29 (e)	9,158,376
4,000,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	4,485,080
10,410,000		Texas Private Activity Bond Surface Transportation Corp., Sr Lien-LBJ Infrastructure, 7.0%, 6/30/40	12,562,684
2,755,000		Texas State Public Finance Authority Charter School Finance Corp., Ed-Cosmos Foundation Inc-Series A, 6.2%, 2/15/40	3,291,095
4,500,000		Texas Transportation Commission State Highway Fund, 5.0%, 4/1/23	5,547,195
6,100,000		The University of Texas System, 5.0%, 8/15/20	7,137,000
5,000,000		The University of Texas System, 5.0%, 8/15/24	6,333,900
			$130,624,584
		Utah - 0.6%
500,000		Utah State Charter School Finance Authority, North Davis Preparatory, 5.75%, 7/15/20	$536,175
4,835,000		Utah Transit Authority, 5.0%, 6/15/31	5,957,445
			$6,493,620
		Virginia - 6.2%
10,450,000		County of Fairfax Virginia, 4.0%, 10/1/34 (e)	$11,703,164
16,990,000		Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47	14,186,480
12,000,000		University of Virginia, 4.0%, 4/1/45	13,168,680
4,000,000		University of Virginia, 5.0%, 6/1/37	4,721,280
5,000,000		University of Virginia, 5.0%, 6/1/43	5,847,500
5,000,000		Upper Occoquan Sewage Authority, 4.0%, 7/1/41	5,456,000
5,000,000		Virginia Public School Authority, 4.0%, 8/1/25	5,866,650
7,500,000		Washington County Industrial Development Authority Virginia, Mountain States Health Alliance-Series C, 7.75%, 7/1/38	8,520,375
			$69,470,129
		Washington - 6.4%
10,000,000		FYI Properties, Washington St District Project, 5.5%, 6/1/39	$11,178,000
10,000,000		King County Housing Authority, Birch Creek Apts Project, 5.5%, 5/1/38	10,875,000
3,000,000		King County Public Hospital District No. 1, 5.25%, 12/1/37 (e)	3,228,540
3,000,000		King County School District No 411 Issaquah, 4.5%, 12/1/30 (e)	3,483,930
1,500,000		Public Utility District No. 1 of Franklin County, 5.0%, 9/1/38	1,709,895
10,390,000		State of Washington, 5.0%, 7/1/30 (e)	12,629,149
5,000,000		State of Washington, 5.0%, 8/1/36 (e)	5,906,100
6,685,000		University of Washington, 5.0%, 6/1/28	8,332,585
5,600,000		University of Washington, 5.0%, 6/1/37 (Pre-Refunded)	5,883,752
5,000,000		Washington Health Care Facilities Authority, Providence Health - Series C, 5.25%, 10/1/33	5,465,000
2,400,000		Washington Health Care Facilities Authority, VA Mason Medical-Series A, 6.125%, 8/15/37	2,544,744
620,000		Washington State Housing Finance Commission, Skyline At First Hill Project-Series A, 5.25%, 1/1/17	625,034
			$71,861,729
		Wisconsin - 0.4%
1,430,000		Adams-Friendship Area School District, 6.5%, 4/1/16 (e)	$1,430,000
3,000,000		Wisconsin Health & Educational Facilities Authority, Ministry Health Care, Inc. - Series B 5.125%, 8/15/35	3,336,000
			$4,766,000
		TOTAL MUNICIPAL BONDS
		(Cost $976,343,483)	$1,046,992,231

		CLAIM - 0.1%
		Commercial Services & Supplies - 0.1%
		Research & Consulting Services - 0.1%
200		CMS Liquidating Trust *	$549,510
		TOTAL CLAIM
		(Cost $640,000)	$549,510

		TOTAL INVESTMENT IN SECURITIES - 97.0%
		(Cost $1,011,978,325) (a)	$1,082,537,226

		OTHER ASSETS & LIABILITIES - 3.0%	$33,614,954

		TOTAL NET ASSETS - 100.0%	$1,116,152,180

+		Amount rounds to less than 0.1%.

*		Non-income producing security.

(Pre-Refunded)
Pre-refunded bonds have been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

(a)		At March 31, 2016, the net unrealized appreciation on investments based on
		cost for federal income tax purposes of $1,011,978,325 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$71,634,822

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(1,075,921)

		Net unrealized appreciation	$70,558,901

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security is issued with a zero coupon. Income is earned through accretion of discount.

(d)		Consists of Revenue Bonds unless otherwise indicated.

(e)		Represents a General Obligation Bond.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of March 31, 2016, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
U.S. Government and Agency Obligation	$-	$34,995,485	$-	$34,995,485
Municipal Bonds	-	1,046,992,231	-	1,046,992,231
Claim	-	549,510	-	549,510
Total	$-	$1,082,537,226	$-	$1,082,537,226

During the period ended March 31, 2016, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date May 27, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date May 27, 2016

* Print the name and title of each signing officer under his or her signature.